Changes in Accounting Policies Required by the Initial Application of IFRS 9 and IFRS 15 - Contract Costs (Details) - Costs to obtain contract with customers $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($)
Contract Costs
Beginning balance	$ 3,385,204
Additions	1,395,424
Amortization	(1,409,969)
Ending balance	3,370,659
Current Contract Costs	1,142,956
Total Non-current Contract Costs	2,227,703
Sky
Contract Costs
Beginning balance	2,452,540
Additions	800,766
Amortization	(1,016,374)
Ending balance	2,236,932
Current Contract Costs	909,790
Total Non-current Contract Costs	1,327,142
Cable
Contract Costs
Beginning balance	932,664
Additions	594,658
Amortization	(393,595)
Ending balance	1,133,727
Current Contract Costs	233,166
Total Non-current Contract Costs	$ 900,561